Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 328	$ 2,850	$ 723
Accounts receivable	271	271
Deferred offering costs			878
Prepaid expenses and other current assets	611	358
Forward purchase agreement asset		155
Restricted cash	15	142	138
Total current assets	1,225	3,776	2,035
Property and equipment, net		37	102
Right-of-use asset - operating lease		418	966
Security deposits	66	66	66
Patents, net	169	176	186
SEPA put rights asset	243	188
Total assets	1,703	4,661	3,355
Current liabilities:
Accounts payable	4,724	3,936	7,916
Accrued expenses	8,026	7,496	5,381
Excise taxes payable	4,401	4,401
Operating lease liability, current		456	567
Finance lease liability, current			130
Income taxes payable		366
Convertible notes		2,725
Embedded derivative liability		80
Total current liabilities	17,298	19,607	15,736
Operating lease liability, noncurrent			455
Total liabilities		19,607	16,191
Commitments and Contingencies (Note 8)
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			75,599
Stockholders’ deficit:
Preferred stock, value
Common stock, value
Treasury stock			(33)
Additional paid-in capital	108,487	100,608	19,920
Accumulated deficit	(124,631)	(116,103)	(108,871)
Total Abpro Holdings, Inc.’s stockholders’ deficit	(16,144)	(15,495)	(88,984)
Non-controlling interest	549	549	549
Total stockholders’ deficit	(15,595)	(14,946)	(88,435)
Total liabilities and stockholders’ deficit	1,703	4,661	3,355
Related Party
Current liabilities:
Notes payable – related parties	$ 147	147	1,742
Series F Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			9,991
Series E Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			29,841
Series D Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			17,622
Series C Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			14,949
Series B Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			1,401
Series A Redeemable, Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			1,795
Previously Reported
Current assets:
Accounts receivable		323	88
Prepaid expenses and other current assets		$ 306	$ 208